Interest Bearing Liabilities and Financing Facilities - Summary of Interest Bearing Liability and Financing Facility (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		$ 4,874		$ 5,138
Debt acquired through asset acquisitions	[1]	169
Repayments		(169)	[1],[2]	(284)	[2]	$ (283)
Drawdowns	[2]	5,150
Fair value adjustment and foreign exchange movement				16
Transaction costs capitalised and amortised		(27)		4
Ending balance		9,997		4,874		5,138
Current		990		(9)	[3]
Non-current		9,007		4,883
Undrawn balance at 31 December		2,800		6,050
US Bonds [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		4,087		4,084
Drawdowns	[2]	2,000
Transaction costs capitalised and amortised		(18)		3
Ending balance		6,069		4,087		4,084
Current		996		(3)	[3]
Non-current		5,073		4,090
Medium Term Notes [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		200		385
Repayments	[2]			(201)
Fair value adjustment and foreign exchange movement				16
Ending balance		200		200		385
Non-current		200		200
Other [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Debt acquired through asset acquisitions	[1]	169
Repayments	[1],[2]	(169)
Liquidity Facilities [Member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		(1)
Transaction costs capitalised and amortised		1		(1)
Ending balance				(1)
Current	[3]			(1)
Undrawn balance at 31 December				1,800
Bilateral facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		(6)		(5)
Drawdowns	[2]	500
Transaction costs capitalised and amortised		1		(1)
Ending balance		495		(6)		(5)
Current		(2)		(2)	[3]
Non-current		497		(4)
Undrawn balance at 31 December		1,600		2,250
Syndicate Facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		594		591
Drawdowns	[2]	1,650
Transaction costs capitalised and amortised		(11)		3
Ending balance		2,233		594		591
Current		(4)		(3)	[3]
Non-current		2,237		597
Undrawn balance at 31 December		1,200		2,000
JBIC facility [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance				83
Repayments	[2]			$ (83)
Drawdowns	[2]	1,000
Transaction costs capitalised and amortised		0
Ending balance		1,000				$ 83
Non-current		$ 1,000

[1]	Refer to Note B.7 for details on asset acquisitions. The debt acquired through asset acquisitions was repaid during the year.
[2]	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
[3]	The balance relates to capitalised costs amortised within 12 months. This balance was reclassified to other assets (current) for presentation on the consolidated statement of financial position.